Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss), Net of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), beginning balance	$ 88,378	$ 24,573	$ 53,188
Other comprehensive income (loss)	(163,595)	63,805	(28,615)
Other comprehensive income (loss), ending balance	(75,217)	88,378	24,573
Currency Translation Adjustment, Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), beginning balance	116,146	62,807	38,935
Other comprehensive income (loss)	(133,901)	53,339	23,872
Other comprehensive income (loss), ending balance	(17,755)	116,146	62,807
Employee Benefits, Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), beginning balance	(27,768)	(38,234)	14,253
Other comprehensive income (loss)	(29,694)	10,466	(52,487)
Other comprehensive income (loss), ending balance	$ (57,462)	$ (27,768)	$ (38,234)